Commitments and contingencies	12 Months Ended
Mar. 31, 2018
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Commitments and contingencies

29. Commitments and contingencies

Operating leases: The Company has taken office, vehicles and IT equipment under cancellable and non-cancellable operating lease agreements that are renewable on a periodic basis at the option of both the lessor and the lessee. The operating lease agreements extend up to a maximum of fifteen years from their respective dates of inception and some of these lease agreements have price escalation clause. Rental payments under such leases were ₹5,184 and ₹5,953 and ₹6,236 for the year ended March 2016, 2017 and 2018, respectively.

Details of contractual payments under non-cancelable leases are given below:

	As at March 31,
	2017		2018
Not later than one year	₹	5,040	₹	6,186
Later than one year but not later five years		12,976		12,470
Later than five years		2,760		2,354

	₹	20,776	₹	21,010

Capital commitments: As at March 31, 2017 and 2018 the Company had committed to spend approximately ₹12,238 and ₹13,091 respectively, under agreements to purchase/ construct property and equipment. These amounts are net of capital advances paid in respect of these purchases.

Guarantees: As at March 31, 2017 and 2018, performance and financial guarantees provided by banks on behalf of the Company to the Indian Government, customers and certain other agencies amount to approximately ₹22,023 and ₹21,546, respectively, as part of the bank line of credit.

Contingencies and lawsuits: The Company is subject to legal proceedings and claims (including tax assessment orders/ penalty notices) which have arisen in the ordinary course of its business. Some of the claims involve complex issues and it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of such proceedings. However, the resolution of these legal proceedings is not likely to have a material and adverse effect on the results of operations or the financial position of the Company. The significant of such matters are discussed below.

In March 2004, the Company received a tax demand for year ended March 31, 2001 arising primarily on account of denial of deduction under section 10A of the Income Tax Act, 1961 (Act) in respect of profit earned by the Company’s undertaking in Software Technology Park at Bangalore. The same issue was repeated in the successive assessments for the years ended March 31, 2002 to March 31, 2011 and the aggregate demand is ₹47,583 (including interest of ₹13,832). The appeals filed against the said demand before the Appellate authorities have been allowed in favor of the Company by the second appellate authority for the years up to March 31, 2008. Further appeals have been filed by the Income tax authorities before the Honorable High Court. The Honorable High Court has heard and disposed-off majority of the issues in favor of the Company up to years ended March 31, 2004. Department has filed a Special Leave Petition (SLP) before the Supreme Court of India for the year ended March 31, 2001 to March 31, 2004.

On similar issues for years up to March 31, 2000, the Honorable High Court of Karnataka has upheld the claim of the Company under section 10A of the Act. For the year ended March 31, 2009, the appeals are pending before Income Tax Appellate Tribunal (Tribunal). For years ended March 31, 2010 and March 31, 2011 the Dispute Resolution Panel (DRP) allowed the claim of the Company under section 10A of the Act. The Income tax authorities have filed an appeal before the Tribunal.

The Company received the draft assessment order for the year ended March 31, 2012 in March 2016 with a proposed demand of ₹4,241 (including interest of ₹1,376). Based on the DRP’s direction, allowing majority of the issues in favor of the Company, the assessing officer has passed the final order with ₹Nil demand. However, on similar issue for earlier years, the Income Tax authorities have appealed before the Tribunal.

For year ended March 31, 2013 the Company received the final assessment order in November 2017 with a proposed demand of ₹3,286 (including interest of ₹1,166), arising primarily on account of section 10AA issues with respect to exclusion from Export Turnover. The Company has filed an appeal before Honorable ITAT, Bengaluru within the prescribed timelines.

For year ended March 31, 2014 the Company received the draft assessment order in January 2018 with a proposed demand of ₹8,701 (including interest of ₹2,700), arising primarily on account of section 10AA issues with respect to exclusion from Export Turnover. The Company has filed the appeal before DRP.

Income tax claims against the Company amounting to ₹89,623 and ₹101,440 are not acknowledged as debt as at March 31, 2017 and 2018, respectively. These matters are pending before various Appellate Authorities and the management expects its position will likely be upheld on ultimate resolution and will not have a material adverse effect on the Company’s financial position and results of operations.

The contingent liability in respect of disputed demands for excise duty, custom duty, sales tax and other matters amounts to ₹7,242 and ₹7,745 as of March 31, 2017 and March 31, 2018, respectively. However, the resolution of these legal proceedings is not likely to have a material and adverse effect on the results of operations or the financial position of the Company.

In December 2017, National Grid filed a legal claim against the Company in U.S. District Court of the Eastern District of New York seeking damages amounting to $140 million (₹9,124) plus additional costs related to an ERP implementation project that was completed in 2014. The Company expects to defend itself against the claim and believes that the claim will not sustain.